Income taxes - Reconciliation of Effective Income Tax Rate from the Combined Federal and Provincial Canadian Statutory Tax Rate (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Taxes [Abstract]
Company's statutory tax rate	26.60%	26.70%
Effect of foreign tax rate differences	(1.60%)	(1.30%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(1.40%)	(0.80%)
Non-deductible and tax exempt items	0.20%	(0.20%)
Recognition of previously unrecognized temporary differences	0.00%	0.20%
Effect of integration-related costs	0.10%	0.00%
Minimum income tax charge	0.80%	0.90%
Changes in tax laws and rates	0.00%	(2.10%)
Effective income tax rate	24.70%	23.40%